LIABILITIES AND DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
LIABILITIES AND DEBT
Schedule of accrued expenses and other liabilities

	September 30,	December 31,
	2022	2021
Accrued expenses	$896,043	$213,740
Reserve for returns	24,673	33,933
Payroll related liabilities	2,602,800	1,204,665
Sales tax liability	298,149	268,723
Due to seller	—	396,320
Other liabilities	130,702	119,764
	$3,952,366	$2,237,145

	December 31,
	2021	2020
Accrued expenses	$213,740	$92,074
Reserve for returns	33,933	5,229
Payroll related liabilities	1,204,665	843,704
Sales tax liability	268,723	196,410
Due to seller	396,320	—
Other liabilities	119,764	108,230
	$2,237,145	$1,245,646

Schedule of the Oasis and First Fire Notes

The following is a summary of the Oasis and FirstFire Notes for the year ended December 31, 2021:

		Unamortized	Convertible Note
	Principal	Debt Discount	Payable, Net
Balance, December 31, 2020	$—	$—	$—
Issuance of Oasis note, net of issuance costs	5,265,000	(715,000)	4,550,000
Issuance of FirstFire First note, net of issuance costs	1,575,000	(315,000)	1,260,000
Issuance of Second FirstFire note, net of issuance costs	2,625,000	(530,000)	2,095,000
Derivative liability in connection with notes	—	(3,204,924)	(3,204,924)
Amortization of debt discount	—	801,538	801,538
Balance, December 31, 2021	$9,465,000	$(3,963,386)	$5,501,614